Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2010
Restricted Cash
Restricted Cash

	2009	2010
	(In millions of Korean won)
Reserve deposits with the Bank of Korea	5,734,677	2,822,548
Other	315,564	536,917

Total restricted cash	6,050,241	3,359,465